Own shares (Tables)	12 Months Ended
Mar. 31, 2019
Text Block1 [Abstract]
Summary of Own Shares
	Treasury shares[a]		Employee share ownership trust[a]		Total
	millions	£m	millions	£m	millions	£m
At 31 March 2017	8	(35)	14	(61)	22	(96)
Own shares purchased[b]	43	(125)	32	(96)	75	(221)
Share options exercised[b]	(1)	2	(29)	100	(30)	102
Transfer of shares to satisfy US share scheme	(4)	13	–	–	(4)	13
Executive share awards vested	–	–	(5)	16	(5)	16
At 1 April 2018	46	(145)	12	(41)	58	(186)
Own shares purchased[b]	–	–	5	(9)	5	(9)
Share options exercised[b]	(1)	2	–	–	(1)	2
Executive share awards vested	–	–	(8)	26	(8)	26
At 31 March 2019	45	(143)	9	(24)	54	(167)

[a] At 31 March 2019, 45,308,559 shares (2017/18: 46,224,966) with an aggregate nominal value of £2m (2017/18: £2m) were held at cost as treasury shares and 9,021,714 shares (2017/18: 12,855,378) with an aggregate nominal value of £nil (2017/18: £1m) were held in the Trust.

[b] See group cash flow statement on page 114. In 2018/19 the cash paid for the repurchase of ordinary share capital was £9m (2017/18: £221m). The cash received for proceeds on the issue of treasury shares was £5m (2017/18: £53m).